Provisions and other non-current liabilities - Product liability, governmental investigations and other legal matters provision movements (Details) - Litigation and other legal matters - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions [abstract]
January 1	$ 53	$ 0	$ 0
Additions to provisions	175	54	9
Cash payments	(21)	(1)	(9)
Releases	(1)	0	0
December 31	206	53	0
Less current portion	(206)	(53)	0
Non-current provisions for litigation and other legal matters at December 31	$ 0	$ 0	$ 0